FAIR VALUE MEASUREMENTS	6 Months Ended
Jun. 30, 2026
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS
NOTE 8:-	FAIR VALUE MEASUREMENTS

The following table presents information about the Company’s financial assets that have been measured at fair value on a recurring basis, as of June 30, 2026 (unaudited), and December 31, 2025, and indicates the fair value hierarchy of the valuation inputs utilized to determine such fair value:

	As of June 30,			As of December 31,
	2026			2025
	Level 1	Level 2	Total	Level 1	Level 2	Total
	(Unaudited)
Cash equivalents:
Money market funds	$209,690	$-	$209,690	$1,039,648	$-	$1,039,648
U.S. Treasury bills	9,895	-	9,895	-	-	-

Marketable securities:
U.S. Treasury bills	219,353	-	219,353	162,308	-	162,308

Foreign currency derivative contracts:
Foreign exchange contracts	-	12,024	12,024	-	20,168	20,168
Total	$438,938	$12,024	$450,962	$1,201,956	$20,168	$1,222,124

The Company classifies its highly liquid money market funds and marketable securities within Level 1 of the fair value hierarchy because they are valued based on quoted market prices in active markets. Foreign currency derivative contracts are classified within Level 2 as the valuation inputs are based on quoted prices and market observable data of similar instruments.